7. Trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
TradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ 691	R$ 728
Trade receivables, current	686	727
Trade receivables, noncurrent	5	1
Receivables from related parties [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	13	12
Receivables from suppliers [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	71	166
Private label credit card [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	71	70
Sales vouchers and trade receivables [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	488	446
Credit card companies [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	76	42
Credit card companies - related parties [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	15	24
Allowance for doubtful accounts [member]
TradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ (43)	R$ (32)